UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Integrated U.S. Small-Cap Growth Equity Fund

Investor Class (PRDSX)

This annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Investor Class	$84	0.80%

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to our linked benchmark (MSCI US Small Cap Growth Index through November 30 and Russell 2000 Growth Index starting December 1), stock selection in the financials sector—such as global payments business StoneX Group and residential loan services provider Mr. Cooper Group—contributed to relative performance. Stock choices in consumer staples and energy also contributed, though average sector overweights reduced the benefits.

  Stock selection in the materials sector detracted most from relative results. Coeur Mining, which rose with gold and silver prices, was a top detractor, driven by average underweight positioning, while construction materials provider Knife River performed poorly. Stock choices in industrials and business services and information technology also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during 2025 were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping sector and industry allocations in line with those of the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,774	10,097	9,805
2016	10,152	10,362	10,139
2016	10,728	10,818	10,998
2016	11,131	11,274	11,344
2017	11,874	11,921	11,920
2017	12,322	12,280	12,344
2017	12,836	12,842	13,124
2017	13,593	13,656	13,778
2018	13,866	13,568	13,931
2018	14,633	14,095	15,035
2018	15,693	15,099	15,854
2018	12,660	12,940	12,533
2019	14,842	14,757	14,744
2019	15,635	15,361	15,197
2019	15,472	15,540	14,718
2019	16,808	16,954	16,231
2020	12,798	13,410	12,084
2020	15,872	16,364	15,922
2020	17,002	17,871	17,258
2020	20,814	20,495	22,222
2021	21,686	21,796	24,007
2021	22,232	23,592	25,368
2021	22,297	23,568	24,541
2021	23,166	25,754	24,781
2022	20,472	24,395	22,221
2022	17,003	20,321	17,686
2022	16,744	19,413	17,475
2022	17,973	20,808	18,299
2023	19,259	22,302	19,695
2023	20,487	24,172	20,990
2023	19,331	23,386	19,715
2023	21,777	26,209	22,373
2024	23,758	28,835	23,753
2024	23,445	29,762	23,187
2024	25,219	31,616	24,851
2024	24,592	32,448	25,135
2025	22,599	30,916	22,533
2025	24,672	34,314	25,376
2025	26,728	37,120	28,028
2025	27,087	38,012	28,332

202501-4140694, 202601-5112965

F120-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Integrated U.S. Small-Cap Growth Equity Fund (Investor Class)	10.14%	5.41%	10.48%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.72	4.98	10.98

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,336,978
  Number of Portfolio Holdings342
  Investment Advisory Fees Paid (000s)$51,578
  Portfolio Turnover Rate47.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	24.5%
Industrials & Business Services	23.1
Information Technology	21.6
Consumer Discretionary	9.7
Financials	9.1
Materials	3.7
Energy	3.7
Consumer Staples	1.7
Communication Services	1.3
Other	1.6

Top Ten Holdings (as a % of Net Assets)

Fabrinet	1.7%
Rambus	1.4
InterDigital	1.3
Credo Technology Group Holding	1.0
Nextpower	1.0
SPX Technologies	0.9
Ensign Group	0.9
Sterling Infrastructure	0.9
StoneX Group	0.9
Guardant Health	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Cap Growth Equity Fund

Investor Class (PRDSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Integrated U.S. Small-Cap Growth Equity Fund

Advisor Class (TQAAX)

This annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class	$112	1.07%

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to our linked benchmark (MSCI US Small Cap Growth Index through November 30 and Russell 2000 Growth Index starting December 1), stock selection in the financials sector—such as global payments business StoneX Group and residential loan services provider Mr. Cooper Group—contributed to relative performance. Stock choices in consumer staples and energy also contributed, though average sector overweights reduced the benefits.

  Stock selection in the materials sector detracted most from relative results. Coeur Mining, which rose with gold and silver prices, was a top detractor, driven by average underweight positioning, while construction materials provider Knife River performed poorly. Stock choices in industrials and business services and information technology also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during 2025 were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping sector and industry allocations in line with those of the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
7/5/16	10,000	10,000	10,000
9/30/16	10,641	10,496	10,937
12/31/16	11,034	10,938	11,281
3/31/17	11,760	11,566	11,854
6/30/17	12,196	11,914	12,275
9/30/17	12,694	12,459	13,051
12/31/17	13,436	13,249	13,702
3/31/18	13,698	13,163	13,854
6/30/18	14,448	13,675	14,951
9/30/18	15,483	14,649	15,766
12/31/18	12,483	12,554	12,464
3/31/19	14,622	14,317	14,662
6/30/19	15,389	14,904	15,113
9/30/19	15,212	15,077	14,636
12/31/19	16,515	16,448	16,141
3/31/20	12,566	13,011	12,017
6/30/20	15,570	15,877	15,834
9/30/20	16,666	17,339	17,162
12/31/20	20,385	19,884	22,099
3/31/21	21,227	21,146	23,874
6/30/21	21,743	22,889	25,227
9/30/21	21,786	22,865	24,404
12/31/21	22,621	24,987	24,643
3/31/22	19,972	23,668	22,097
6/30/22	16,578	19,715	17,587
9/30/22	16,317	18,835	17,378
12/31/22	17,501	20,187	18,197
3/31/23	18,739	21,637	19,585
6/30/23	19,922	23,452	20,874
9/30/23	18,780	22,689	19,606
12/31/23	21,144	25,428	22,249
3/31/24	23,054	27,975	23,621
6/30/24	22,728	28,875	23,059
9/30/24	24,433	30,674	24,713
12/31/24	23,810	31,481	24,996
3/31/25	21,865	29,995	22,408
6/30/25	23,861	33,292	25,235
9/30/25	25,828	36,013	27,873
12/31/25	26,160	36,879	28,175

202501-4140694, 202601-5112965

F226-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/5/16
Integrated U.S. Small-Cap Growth Equity Fund (Advisor Class)	9.87%	5.12%	10.67%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.74
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.72	4.98	11.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,336,978
  Number of Portfolio Holdings342
  Investment Advisory Fees Paid (000s)$51,578
  Portfolio Turnover Rate47.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	24.5%
Industrials & Business Services	23.1
Information Technology	21.6
Consumer Discretionary	9.7
Financials	9.1
Materials	3.7
Energy	3.7
Consumer Staples	1.7
Communication Services	1.3
Other	1.6

Top Ten Holdings (as a % of Net Assets)

Fabrinet	1.7%
Rambus	1.4
InterDigital	1.3
Credo Technology Group Holding	1.0
Nextpower	1.0
SPX Technologies	0.9
Ensign Group	0.9
Sterling Infrastructure	0.9
StoneX Group	0.9
Guardant Health	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Cap Growth Equity Fund

Advisor Class (TQAAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Integrated U.S. Small-Cap Growth Equity Fund

I Class (TQAIX)

This annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - I Class	$68	0.65%

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks rose in 2025 as economic growth and corporate earnings remained favorable, Congress passed tax legislation that should stimulate the economy, and the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Relative to our linked benchmark (MSCI US Small Cap Growth Index through November 30 and Russell 2000 Growth Index starting December 1), stock selection in the financials sector—such as global payments business StoneX Group and residential loan services provider Mr. Cooper Group—contributed to relative performance. Stock choices in consumer staples and energy also contributed, though average sector overweights reduced the benefits.

  Stock selection in the materials sector detracted most from relative results. Coeur Mining, which rose with gold and silver prices, was a top detractor, driven by average underweight positioning, while construction materials provider Knife River performed poorly. Stock choices in industrials and business services and information technology also detracted.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during 2025 were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping sector and industry allocations in line with those of the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
3/31/16	515,811	507,328	517,767
6/30/16	536,140	520,674	535,443
9/30/16	566,735	543,571	580,763
12/31/16	588,233	566,452	599,064
3/31/17	627,668	598,985	629,501
6/30/17	651,698	617,048	651,847
9/30/17	679,015	645,255	693,032
12/31/17	719,201	686,147	727,596
3/31/18	734,021	681,725	735,693
6/30/18	774,983	708,236	793,957
9/30/18	831,383	758,690	837,221
12/31/18	670,905	650,181	661,860
3/31/19	786,772	741,489	778,611
6/30/19	829,120	771,853	802,524
9/30/19	820,736	780,826	777,215
12/31/19	891,830	851,861	857,135
3/31/20	679,511	673,824	638,115
6/30/20	842,782	822,251	840,810
9/30/20	903,252	897,960	911,360
12/31/20	1,105,835	1,029,795	1,173,500
3/31/21	1,152,710	1,095,156	1,267,792
6/30/21	1,182,036	1,185,394	1,339,657
9/30/21	1,185,962	1,184,189	1,295,947
12/31/21	1,232,707	1,294,052	1,308,637
3/31/22	1,089,892	1,225,746	1,173,442
6/30/22	905,555	1,021,033	933,947
9/30/22	892,067	975,447	922,836
12/31/22	957,666	1,045,505	966,326
3/31/23	1,026,482	1,120,575	1,040,048
6/30/23	1,092,557	1,214,555	1,108,449
9/30/23	1,031,143	1,175,036	1,041,137
12/31/23	1,162,168	1,316,884	1,181,483
3/31/24	1,268,075	1,448,828	1,254,374
6/30/24	1,251,781	1,495,422	1,224,479
9/30/24	1,347,294	1,588,574	1,312,363
12/31/24	1,313,959	1,630,405	1,327,345
3/31/25	1,207,911	1,553,419	1,189,914
6/30/25	1,319,699	1,724,159	1,340,054
9/30/25	1,429,976	1,865,129	1,480,117
12/31/25	1,449,595	1,909,945	1,496,160

202501-4140694, 202601-5112965

F224-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Integrated U.S. Small-Cap Growth Equity Fund (I Class)	10.32%	5.56%	11.50%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.69
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.72	4.98	11.86

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,336,978
  Number of Portfolio Holdings342
  Investment Advisory Fees Paid (000s)$51,578
  Portfolio Turnover Rate47.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	24.5%
Industrials & Business Services	23.1
Information Technology	21.6
Consumer Discretionary	9.7
Financials	9.1
Materials	3.7
Energy	3.7
Consumer Staples	1.7
Communication Services	1.3
Other	1.6

Top Ten Holdings (as a % of Net Assets)

Fabrinet	1.7%
Rambus	1.4
InterDigital	1.3
Credo Technology Group Holding	1.0
Nextpower	1.0
SPX Technologies	0.9
Ensign Group	0.9
Sterling Infrastructure	0.9
StoneX Group	0.9
Guardant Health	0.8

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Cap Growth Equity Fund

I Class (TQAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDSX Integrated U.S. Small-
Cap Growth Equity Fund
TQAAX Integrated U.S. Small-
Cap Growth Equity
Fund–
.
Advisor Class
TQAIX Integrated U.S. Small-
Cap Growth Equity
Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 43 .07 $ 41 .00 $ 34 .68 $ 46 .35 $ 47 .73
Investment activities
Net investment loss
(1)(2)
( 0 .15 ) ( 0 .14 ) ( 0 .10 ) ( 0 .09 ) ( 0 .20 )
Net realized and unrealized
gain/loss 4 .56 5 .63 7 .42 ( 10 .29 ) 5 .30
Total from investment
activities 4 .41 5 .49 7 .32 ( 10 .38 ) 5 .10
Distributions
Net investment income — ( 0 .09 ) — — —
Net realized gain ( 2 .83 ) ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
Total distributions ( 2 .83 ) ( 3 .42 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
NET ASSET VALUE
End of period $ 44 .65 $ 43 .07 $ 41 .00 $ 34 .68 $ 46 .35
Ratios/Supplemental Data
Total return
(2)(3)
10 .14% 12 .93% 21 .16% ( 22 .41 ) % 11 .30%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .80% 0 .79% 0 .80% 0 .80% 0 .78%
Net expenses after waivers/
payments by Price Associates 0 .80% 0 .79% 0 .80% 0 .80% 0 .78%
Net investment loss ( 0 .34 ) % ( 0 .31 ) % ( 0 .26 ) % ( 0 .25 ) % ( 0 .40 ) %
Portfolio turnover rate 47 .2% 40 .7% 37 .1% 30 .3% 28 .3%
Net assets, end of period (in
millions) $3,705 $3,973 $3,737 $3,354 $5,524
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 42 .24 $ 40 .30 $ 34 .20 $ 45 .86 $ 47 .43
Investment activities
Net investment loss
(1)(2)
( 0 .26 ) ( 0 .26 ) ( 0 .21 ) ( 0 .19 ) ( 0 .36 )
Net realized and unrealized
gain/loss 4 .47 5 .53 7 .31 ( 10 .18 ) 5 .27
Total from investment
activities 4 .21 5 .27 7 .10 ( 10 .37 ) 4 .91
Distributions
Net realized gain ( 2 .83 ) ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
NET ASSET VALUE
End of period $ 43 .62 $ 42 .24 $ 40 .30 $ 34 .20 $ 45 .86
Ratios/Supplemental Data
Total return
(2)(3)
9 .87% 12 .61% 20 .81% ( 22 .63 ) % 10 .97%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .07% 1 .07% 1 .09% 1 .08% 1 .09%
Net expenses after
waivers/payments by Price
Associates 1 .07% 1 .07% 1 .09% 1 .08% 1 .09%
Net investment loss ( 0 .61 ) % ( 0 .58 ) % ( 0 .56 ) % ( 0 .52 ) % ( 0 .71 ) %
Portfolio turnover rate 47 .2% 40 .7% 37 .1% 30 .3% 28 .3%
Net assets, end of period (in
thousands) $13,468 $17,101 $14,519 $17,483 $28,195
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 43 .49 $ 41 .37 $ 34 .93 $ 46 .61 $ 47 .89
Investment activities
Net investment loss
(1)(2)
( 0 .08 ) ( 0 .08 ) ( 0 .05 ) ( 0 .03 ) ( 0 .13 )
Net realized and unrealized
gain/loss 4 .61 5 .68 7 .49 ( 10 .36 ) 5 .33
Total from investment
activities 4 .53 5 .60 7 .44 ( 10 .39 ) 5 .20
Distributions
Net investment income — ( 0 .15 ) — — —
Net realized gain ( 2 .83 ) ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
Total distributions ( 2 .83 ) ( 3 .48 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 )
NET ASSET VALUE
End of period $ 45 .19 $ 43 .49 $ 41 .37 $ 34 .93 $ 46 .61
Ratios/Supplemental Data
Total return
(2)(3)
10 .32% 13 .06% 21 .35% ( 22 .31 ) % 11 .47%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .65% 0 .65% 0 .66% 0 .66% 0 .64%
Net expenses after
waivers/payments by Price
Associates 0 .65% 0 .65% 0 .66% 0 .66% 0 .64%
Net investment loss ( 0 .19 ) % ( 0 .17 ) % ( 0 .12 ) % ( 0 .09 ) % ( 0 .26 ) %
Portfolio turnover rate 47 .2% 40 .7% 37 .1% 30 .3% 28 .3%
Net assets, end of period (in
millions) $4,618 $4,496 $4,041 $3,259 $4,246
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  1.3%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1)(2) 547,999 —
—
Entertainment  0.3%
IMAX (2) 392,600 14,511
TKO Group Holdings  43,437 9,078
23,589
Interactive Media & Services  0.4%
Cargurus (2) 229,900 8,817
Cars.com (2) 563,839 6,879
Pinterest, Class A (2) 717,000 18,563
34,259
Media  0.6%
DoubleVerify Holdings (2) 1,475,580 16,880
Magnite (2) 448,734 7,283
Nexstar Media Group  107,367 21,801
45,964
Total Communication Services 103,812
CONSUMER DISCRETIONARY  9.7%
Automobile Components  0.6%
Dorman Products (2) 236,262 29,105
Visteon  247,409 23,529
52,634
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (2) 150,051 16,447
16,447
Diversified Consumer Services  2.6%
Adtalem Global Education (2) 318,723 32,978
Duolingo (2) 58,835 10,326
Frontdoor (2) 586,585 33,840
Grand Canyon Education (2) 134,320 22,339
H&R Block  392,073 17,086
Laureate Education (2) 900,838 30,331
Liberty Live Holdings, Class C (2) 283,419 23,569
Stride (2) 367,697 23,875
Universal Technical Institute (2) 689,323 18,012
212,356

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  2.3%
Boyd Gaming  375,012 31,966
Brinker International (2) 138,335 19,854
Cava Group (2)(3) 87,500 5,136
Churchill Downs  123,249 14,023
Dutch Bros, Class A (2) 398,156 24,375
Navan, Class A (2) 307,898 5,259
Planet Fitness, Class A (2) 354,800 38,485
Travel + Leisure  246,875 17,412
United Parks & Resorts (2)(3) 168,935 6,132
Wingstop  114,576 27,325
189,967
Household Durables  1.6%
Cavco Industries (2) 74,124 43,788
Green Brick Partners (2) 426,959 26,753
Installed Building Products  149,530 38,787
SharkNinja (2) 68,400 7,654
TopBuild (2) 46,020 19,199
136,181
Specialty Retail  1.7%
Abercrombie & Fitch, Class A (2) 402,189 50,624
Asbury Automotive Group (2) 47,976 11,156
Boot Barn Holdings (2) 219,129 38,670
Build-A-Bear Workshop (3) 234,477 14,366
Group 1 Automotive  64,155 25,232
Urban Outfitters (2) 53,751 4,045
144,093
Textiles, Apparel & Luxury Goods  0.7%
Birkenstock Holding (2)(3) 558,854 22,857
Crocs (2) 156,147 13,354
Deckers Outdoor (2) 103,493 10,729
Kontoor Brands  191,203 11,681
58,621
Total Consumer Discretionary 810,299
CONSUMER STAPLES  1.7%
Beverages  0.3%
Coca-Cola Consolidated  159,488 24,450
24,450
Consumer Staples Distribution & Retail  0.6%
Casey's General Stores  35,269 19,493
Performance Food Group (2) 83,907 7,545

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
PriceSmart  142,915 17,531
Sprouts Farmers Market (2) 70,449 5,613
50,182
Food Products  0.3%
Simply Good Foods (2) 444,931 8,934
Vital Farms (2)(3) 494,605 15,798
24,732
Personal Care Products  0.5%
elf Beauty (2) 344,574 26,201
Interparfums  148,967 12,637
38,838
Total Consumer Staples 138,202
ENERGY  3.7%
Energy Equipment & Services  1.4%
TechnipFMC  1,493,263 66,540
Tidewater (2) 164,600 8,314
Weatherford International  575,909 45,070
119,924
Oil, Gas & Consumable Fuels  2.3%
Centrus Energy, Class A (2)(3) 115,747 28,099
Energy Fuels (2)(3) 153,100 2,226
Gulfport Energy (2) 86,287 17,947
Matador Resources  270,276 11,470
Permian Resources  2,377,784 33,360
Range Resources  730,848 25,770
Uranium Energy (2) 4,290,725 50,116
Viper Energy, Class A  679,077 26,233
195,221
Total Energy 315,145
FINANCIALS  9.1%
Banks  2.3%
Bancorp (2) 601,031 40,582
First BanCorp Puerto Rico  2,246,274 46,565
International Bancshares  171,243 11,378
Popular  287,346 35,780
UMB Financial  181,400 20,868
Webster Financial  606,468 38,171
193,344
Capital Markets  2.7%
Affiliated Managers Group  96,534 27,829

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Galaxy Digital, Class A (2)(3) 416,200 9,306
Hamilton Lane, Class A  51,400 6,904
Lazard  298,121 14,477
Marex Group  1,071,388 41,098
Moelis, Class A  248,832 17,105
StepStone Group, Class A  373,382 23,960
StoneX Group (2) 758,270 72,134
TPG  240,700 15,366
228,179
Consumer Finance  1.2%
Enova International (2) 242,469 38,116
FirstCash Holdings  375,874 59,907
98,023
Financial Services  1.8%
Equitable Holdings  868,163 41,368
Euronet Worldwide (2) 102,426 7,796
EVERTEC  454,082 13,209
Marqeta, Class A (2) 3,551,938 16,872
Payoneer Global (2) 6,547,925 36,799
Sezzle (2)(3) 285,758 18,138
Shift4 Payments, Class A (2)(3) 179,984 11,334
145,516
Insurance  1.1%
Palomar Holdings (2) 196,103 26,427
Primerica  95,409 24,650
Skyward Specialty Insurance Group (2) 743,368 37,993
89,070
Total Financials 754,132
HEALTH CARE  24.5%
Biotechnology  12.5%
ACADIA Pharmaceuticals (2) 356,143 9,513
ADMA Biologics (2) 1,527,417 27,860
Alkermes (2) 1,063,822 29,766
Apogee Therapeutics (2) 264,646 19,975
Arcellx (2) 314,802 20,525
Arcutis Biotherapeutics (2) 251,797 7,312
Arrowhead Pharmaceuticals (2) 216,861 14,397
Ascendis Pharma, ADR (2) 78,700 16,782
Beam Therapeutics (2)(3) 823,340 22,823
Bicara Therapeutics (2) 287,800 4,844
Biohaven (2) 621,220 7,014

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Bridgebio Pharma (2)(3) 906,623 69,348
Caris Life Sciences (2) 132,721 3,581
Catalyst Pharmaceuticals (2) 503,086 11,742
Celcuity (2)(3) 125,840 12,551
Celldex Therapeutics (2) 371,327 10,085
Centessa Pharmaceuticals, ADR (2) 379,089 9,481
CG oncology (2)(3) 631,781 26,232
Cogent Biosciences (2) 648,096 23,020
Cytokinetics (2) 231,608 14,716
Denali Therapeutics (2) 1,080,114 17,833
Dianthus Therapeutics (2) 97,435 4,015
Disc Medicine (2) 271,303 21,544
Dyne Therapeutics (2) 582,369 11,391
GRAIL (2)(3) 42,700 3,655
Halozyme Therapeutics (2) 89,912 6,051
Ideaya Biosciences (2) 112,700 3,896
Immunome (2) 229,760 4,935
Immunovant (2) 109,200 2,776
Insmed (2) 79,071 13,762
Ionis Pharmaceuticals (2) 227,425 17,992
Janux Therapeutics (2) 141,800 1,957
Krystal Biotech (2) 74,433 18,351
Kymera Therapeutics (2)(3) 567,076 44,124
Madrigal Pharmaceuticals (2) 74,333 43,287
Mineralys Therapeutics (2) 355,629 12,906
Mirum Pharmaceuticals (2) 334,932 26,456
Monte Rosa Therapeutics (2)(3) 536,436 8,411
Natera (2) 176,550 40,446
Neurocrine Biosciences (2) 114,173 16,193
Nurix Therapeutics (2) 492,854 9,349
Nuvalent, Class A (2) 368,290 37,046
ORIC Pharmaceuticals (2)(3) 619,401 5,067
Praxis Precision Medicines (2) 90,496 26,673
Protagonist Therapeutics (2) 96,620 8,439
PTC Therapeutics (2) 303,472 23,052
Replimune Group (2)(3) 1,599,648 15,549
Revolution Medicines (2) 268,963 21,423
Rhythm Pharmaceuticals (2) 307,973 32,965
Roivant Sciences (2) 381,800 8,285
Scholar Rock Holding (2) 801,547 35,308
Soleno Therapeutics (2) 411,665 19,060
Spyre Therapeutics (2)(3) 273,547 8,961
Stoke Therapeutics (2) 248,587 7,890

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
TG Therapeutics (2) 373,900 11,146
Travere Therapeutics (2) 242,014 9,247
Ultragenyx Pharmaceutical (2) 306,869 7,058
Vaxcyte (2) 151,941 7,011
Vera Therapeutics (2) 681,881 34,530
Viridian Therapeutics (2) 598,099 18,613
Xencor (2) 586,896 8,985
Xenon Pharmaceuticals (2) 173,441 7,774
1,044,979
Health Care Equipment & Supplies  3.5%
CONMED  98,182 3,986
Globus Medical, Class A (2) 432,630 37,773
Haemonetics (2) 247,127 19,807
Inspire Medical Systems (2) 66,633 6,146
iRhythm Technologies (2) 34,900 6,193
Lantheus Holdings (2) 551,392 36,695
LeMaitre Vascular  211,096 17,120
Merit Medical Systems (2) 462,282 40,746
Penumbra (2) 132,438 41,176
PROCEPT BioRobotics (2)(3) 142,511 4,483
STERIS  75,569 19,158
TransMedics Group (2)(3) 210,662 25,627
UFP Technologies (2) 128,817 28,601
287,511
Health Care Providers & Services  5.7%
Addus HomeCare (2) 167,759 18,016
Billiontoone, Class A (2) 38,710 3,168
BrightSpring Health Services (2) 1,591,498 59,602
Concentra Group Holdings Parent  689,193 13,563
CorVel (2) 148,853 10,073
Encompass Health  399,546 42,408
Ensign Group  422,299 73,564
Guardant Health (2) 686,432 70,112
HealthEquity (2) 449,983 41,223
Hims & Hers Health (2)(3) 310,980 10,097
Option Care Health (2) 1,199,752 38,224
Oscar Health, Class A (2) 531,700 7,641
RadNet (2) 396,144 28,265
Tenet Healthcare (2) 292,660 58,157
474,113
Health Care Technology  0.4%
HeartFlow (2) 132,972 3,876

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Waystar Holding (2) 881,755 28,878
32,754
Life Sciences Tools & Services  0.7%
Adaptive Biotechnologies (2) 1,101,637 17,891
Medpace Holdings (2) 44,587 25,042
Repligen (2) 114,688 18,793
61,726
Pharmaceuticals  1.7%
Axsome Therapeutics (2) 342,888 62,625
Crinetics Pharmaceuticals (2) 833,628 38,805
LENZ Therapeutics (2)(3) 169,261 2,708
Prestige Consumer Healthcare (2) 344,876 21,276
WaVe Life Sciences (2) 1,147,394 19,506
144,920
Total Health Care 2,046,003
INDUSTRIALS & BUSINESS SERVICES  23.1%
Aerospace & Defense  3.5%
Archer Aviation, Class A (2) 416,500 3,132
ATI (2) 303,796 34,864
Beta Technologies, Class A (2) 168,877 4,764
BWX Technologies  121,644 21,025
Carpenter Technology  93,241 29,356
Curtiss-Wright  52,019 28,677
Hexcel  377,953 27,931
Karman Holdings (2)(3) 566,795 41,472
Kratos Defense & Security Solutions (2) 314,900 23,904
Leonardo DRS  523,631 17,851
Moog, Class A  85,042 20,712
VSE  25,441 4,395
Woodward  100,848 30,488
288,571
Air Freight & Logistics  0.2%
GXO Logistics (2) 278,684 14,670
14,670
Building Products  2.0%
AAON (3) 152,187 11,604
AZZ  188,983 20,255
CSW Industrials  103,330 30,331
Griffon  288,316 21,235
Modine Manufacturing (2) 407,500 54,405

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Simpson Manufacturing  183,570 29,641
167,471
Commercial Services & Supplies  0.5%
Brink's  347,500 40,564
40,564
Construction & Engineering  3.3%
API Group (2) 1,009,829 38,636
Argan  33,800 10,590
Dycom Industries (2) 97,140 32,824
EMCOR Group  13,632 8,340
Fluor (2) 200,900 7,962
Granite Construction  62,600 7,221
IES Holdings (2)(3) 40,600 15,794
Primoris Services  315,300 39,141
Sterling Infrastructure (2) 237,814 72,826
Valmont Industries  95,604 38,463
271,797
Electrical Equipment  2.3%
Bloom Energy, Class A (2) 589,300 51,204
Eos Energy Enterprises (2)(3) 261,300 2,995
Fluence Energy (2)(3) 237,900 4,706
Nextpower, Class A (2) 915,525 79,751
nVent Electric  419,900 42,817
Powell Industries (3) 19,900 6,344
Shoals Technologies Group, Class A (2) 653,092 5,551
193,368
Ground Transportation  0.4%
Saia (2) 108,425 35,403
35,403
Machinery  6.5%
Alamo Group  24,800 4,163
Allison Transmission Holdings  202,514 19,826
Atmus Filtration Technologies  1,201,311 62,360
Crane  118,908 21,930
Esab  536,339 59,920
ESCO Technologies  98,300 19,207
Federal Signal  529,746 57,525
JBT Marel  191,200 28,808
Kadant (3) 140,764 40,121
Mueller Industries  440,204 50,535
RBC Bearings (2) 23,407 10,496

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SPX Technologies (2) 377,522 75,527
Toro  295,602 23,270
Watts Water Technologies, Class A  242,734 67,000
540,688
Marine Transportation  0.3%
Kirby (2) 228,435 25,169
25,169
Passenger Airlines  0.2%
Sun Country Airlines Holdings (2) 1,031,957 14,850
14,850
Professional Services  2.8%
Booz Allen Hamilton Holding  239,339 20,191
Broadridge Financial Solutions  35,102 7,834
CACI International, Class A (2) 17,506 9,327
ExlService Holdings (2) 630,094 26,741
FTI Consulting (2) 125,878 21,504
Genpact  670,880 31,384
Huron Consulting Group (2) 139,303 24,087
Legalzoom.com (2) 1,288,000 12,790
Upwork (2) 3,513,751 69,642
Verra Mobility (2) 435,586 9,761
233,261
Trading Companies & Distributors  1.1%
Applied Industrial Technologies  146,776 37,688
FTAI Aviation  94,857 18,673
SiteOne Landscape Supply (2) 287,743 35,841
92,202
Total Industrials & Business Services 1,918,014
INFORMATION TECHNOLOGY  21.6%
Electronic Equipment, Instruments & Components  5.9%
Badger Meter  132,282 23,071
Bel Fuse, Class B  275,825 46,788
Belden  595,198 69,370
Cognex  995,629 35,823
ePlus  174,672 15,319
Fabrinet (2) 314,259 143,076
Itron (2) 337,956 31,382
Novanta (2)(3) 186,529 22,195
OSI Systems (2)(3) 177,008 45,148
Teledyne Technologies (2) 113,516 57,976
490,148

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services  0.2%
Applied Digital (2)(3) 184,000 4,512
Okta (2) 179,475 15,519
20,031
Semiconductors & Semiconductor Equipment  6.4%
Astera Labs (2) 36,800 6,122
Axcelis Technologies (2) 278,058 22,339
Cirrus Logic (2) 164,928 19,544
Credo Technology Group Holding (2) 585,428 84,237
Entegris  278,898 23,497
Impinj (2) 133,000 23,143
Lattice Semiconductor (2) 585,971 43,116
MACOM Technology Solutions Holdings (2) 219,367 37,573
MKS  213,356 34,094
Monolithic Power Systems  27,282 24,727
Onto Innovation (2) 159,303 25,148
Photronics (2) 683,183 21,862
Power Integrations  185,100 6,579
Rambus (2) 1,238,962 113,848
Rigetti Computing (2)(3) 483,459 10,709
SiTime (2) 83,222 29,393
Synaptics (2) 139,785 10,347
536,278
Software  8.6%
A10 Networks  916,167 16,207
ACI Worldwide (2) 722,558 34,546
Agilysys (2) 297,640 35,372
Alarm.com Holdings (2) 273,299 13,944
Appfolio, Class A (2) 200,788 46,713
BILL Holdings (2) 709,273 38,684
BlackLine (2) 170,000 9,399
CCC Intelligent Solutions Holdings (2) 4,912,077 39,051
Clearwater Analytics Holdings, Class A (2) 1,584,593 38,220
Commvault Systems (2) 285,237 35,757
Core Scientific (2) 289,400 4,214
CyberArk Software (2) 17,820 7,949
Descartes Systems Group (2) 479,832 42,062
Freshworks, Class A (2) 1,064,800 13,044
Gitlab, Class A (2) 248,600 9,330
HubSpot (2) 42,840 17,192
InterDigital  326,617 103,988
JFrog (2) 129,500 8,089

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Manhattan Associates (2) 118,477 20,533
Monday.com (2) 48,100 7,098
nCino (2) 194,000 4,974
Pegasystems  412,052 24,608
Procore Technologies (2) 198,600 14,446
PTC (2) 233,953 40,757
Q2 Holdings (2) 359,399 25,934
Qualys (2) 114,175 15,174
SPS Commerce (2) 143,525 12,792
Teradata (2) 223,100 6,791
Workiva (2) 322,531 27,818
714,686
Technology Hardware, Storage & Peripherals  0.5%
IonQ (2)(3) 818,694 36,735
Pure Storage, Class A (2) 105,165 7,047
43,782
Total Information Technology 1,804,925
MATERIALS  3.7%
Chemicals  1.5%
Axalta Coating Systems (2) 706,269 22,820
Balchem  111,030 17,028
Cabot  331,010 21,939
Element Solutions  329,150 8,226
NewMarket  41,215 28,325
RPM International  286,254 29,770
128,108
Construction Materials  0.5%
Eagle Materials  75,801 15,667
Knife River (2) 388,206 27,310
42,977
Metals & Mining  1.6%
Alamos Gold, Class A (CAD)  198,700 7,673
Alpha Metallurgical Resources (2) 79,193 15,829
Coeur Mining (2) 2,497,600 44,532
Ivanhoe Electric (2) 618,613 9,885
MP Materials (2)(3) 258,134 13,041
Warrior Met Coal  436,629 38,498
129,458

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.1%
Louisiana-Pacific  143,404 11,581
11,581
Total Materials 312,124
REAL ESTATE  1.2%
Health Care Real Estate Investment Trusts  0.4%
American Healthcare REIT, REIT  667,173 31,397
31,397
Hotel & Resort Real Estate Investment Trusts  0.3%
Ryman Hospitality Properties, REIT  239,563 22,667
22,667
Industrial Real Estate Investment Trusts  0.1%
Rexford Industrial Realty, REIT  229,079 8,870
8,870
Specialized Real Estate Investment Trusts  0.4%
Lamar Advertising, Class A, REIT  160,706 20,342
Smartstop Self Storage REIT, REIT  377,222 11,671
32,013
Total Real Estate 94,947
Total Common Stocks (Cost $6,334,751) 8,297,603
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 3.77% (4)(5) 36,426,226 36,426
Total Short-Term Investments (Cost $36,426) 36,426

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.8%
Money Market Funds 1.8%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(5) 154,080,216 154,080
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 154,080
Total Securities Lending Collateral (Cost $154,080) 154,080
Total Investments in Securities
101.8% of Net Assets
(Cost $6,525,257) $ 8,488,109
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 1,882++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 1,882+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 204,558  ¤  ¤ $ 36,426
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 154,080
Total $ 190,506^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $1,882 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $190,506.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,525,257) $ 8,488,109
Receivable for shares sold 6,950
Receivable for investment securities sold 5,362
Dividends receivable 1,934
Cash 851
Other assets 80
Total assets 8,503,286
Liabilities
Obligation to return securities lending collateral 154,080
Payable for shares redeemed 5,747
Investment management fees payable 4,601
Payable for investment securities purchased 851
Due to affiliates 134
Payable to directors 6
Other liabilities 889
Total liabilities 166,308
NET ASSETS $ 8,336,978

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 1,989,566
Paid-in capital applicable to 185,471,095 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,347,412
NET ASSETS $ 8,336,978
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,705,184; Shares outstanding: 82,975,631) $ 44.65
Advisor Class
(Net assets: $13,468; Shares outstanding: 308,768) $ 43.62
I Class
(Net assets: $4,618,326; Shares outstanding:
102,186,696) $ 45.19

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $258) $ 36,738
Securities lending 683
Other 21
Total income 37,442
Expenses
Investment management 51,578
Shareholder servicing
Investor Class $ 5,761
Advisor Class 26
I Class 369 6,156
Rule 12b-1 fees
Advisor Class 38
Prospectus and shareholder reports
Investor Class 128
Advisor Class 1
I Class 95 224
Custody and accounting 351
Registration 142
Legal and audit 36
Directors 26
Miscellaneous 54
Total expenses 58,605
Net investment loss (21,163)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,147,524
Futures 4,890
Foreign currency transactions 6
Net realized gain 1,152,420
Change in net unrealized gain / loss on securities (336,472)
Net realized and unrealized gain / loss 815,948
INCREASE IN NET ASSETS FROM OPERATIONS $ 794,785

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (21,163) $ (19,669)
Net realized gain 1,152,420 1,217,749
Change in net unrealized gain / loss (336,472) (204,072)
Increase in net assets from operations 794,785 994,008
Distributions to shareholders
Net earnings
Investor Class (223,604) (297,875)
Advisor Class (901) (1,248)
I Class (274,749) (337,486)
Decrease in net assets from distributions (499,254) (636,609)
Capital share transactions
*
Shares sold
Investor Class 1,327,762 1,555,340
Advisor Class 1,971 3,977
I Class 675,197 939,601
Distributions reinvested
Investor Class 209,863 279,868
Advisor Class 901 1,248
I Class 261,489 320,079
Shares redeemed
Investor Class (1,943,602) (1,765,956)
Advisor Class (7,024) (3,251)
I Class (971,240) (994,734)
Increase (decrease) in net assets from capital
share transactions (444,683) 336,172

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase (decrease) during period (149,152) 693,571
Beginning of period 8,486,130 7,792,559
End of period $ 8,336,978 $ 8,486,130
*Share information (000s)
Shares sold
Investor Class 29,962 33,447
Advisor Class 46 91
I Class 15,369 20,848
Distributions reinvested
Investor Class 4,626 6,125
Advisor Class 20 28
I Class 5,694 6,937
Shares redeemed
Investor Class (43,860) (38,472)
Advisor Class (162) (74)
I Class (22,248) (22,098)
Increase (decrease) in shares outstanding (10,553) 6,832

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Small-Cap Growth Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. The fund has three classes of shares: the Integrated
U.S. Small-Cap Growth Equity Fund (Investor Class), the Integrated U.S. Small-
Cap Growth Equity Fund–Advisor Class (Advisor Class) and the Integrated
U.S. Small-Cap Growth Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the fund realized $493,908,000 of net gain on
$792,337,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,289,930 $ 7,673 $ — $ 8,297,603
Short-Term Investments 36,426 — — 36,426
Securities Lending Collateral 154,080 — — 154,080
Total $ 8,480,436 $ 7,673 $ — $ 8,488,109

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2025, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 4,890
Total $ 4,890

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $261,660,000; the aggregate value of collateral was
$269,100,000 and consisted of cash collateral and related investments of
$154,080,000 and U.S. government securities of $115,020,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,835,525,000 and
$4,005,043,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ — $ 77,323
Long-term capital gain 499,254 559,286
Total distributions $ 499,254 $ 636,609

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
($000s)
Cost of investments $ 6,538,720
Unrealized appreciation $ 2,296,480
Unrealized depreciation (347,091)
Net unrealized appreciation (depreciation) $ 1,949,389
($000s)
Undistributed long-term capital gain $ 41,104
Net unrealized appreciation (depreciation) 1,949,389
Loss carryforwards and deferrals (927)
Total distributable earnings (loss) $ 1,989,566

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $1,405,000 for T. Rowe Price Services,
Inc.; and $158,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
and Shareholders of T. Rowe Price Integrated U.S. Small-Cap Growth
Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated U.S. Small-Cap Growth
Equity Fund (one of the funds constituting T. Rowe Price Integrated Equity
Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended
December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $683,049,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $31,495,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $27,820,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F120-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026